CONTINGENT LIABILITIES AND COMMITMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Disclosure of commitments and contingent liabilities [text block]

41   CONTINGENT LIABILITIES, COMMITMENTS AND GUARANTEES

Interchange fees

With respect to multi-lateral interchange fees (MIFs), the Lloyds Banking Group is not involved in the ongoing litigation (as described below) which involves card schemes such as Visa and Mastercard. However, the Lloyds Bank Group is a member/licensee of Visa and Mastercard and other card schemes. The litigation in question is as follows:

–	litigation brought by retailers against both Visa and Mastercard continues in the English Courts (and includes appeals heard by the Supreme Court, judgment awaited); and
–	litigation brought on behalf of UK consumers in the English Courts against Mastercard.

Any impact on the Lloyds Bank Group of the litigation against Visa and Mastercard remains uncertain at this time. Insofar as Visa is required to pay damages to retailers for interchange fees set prior to June 2016, contractual arrangements to allocate liability have been agreed between various UK banks (including the Lloyds Banking Group) and Visa Inc, as part of Visa Inc’s acquisition of Visa Europe in 2016. These arrangements cap the maximum amount of liability to which the Lloyds Banking Group may be subject, and this cap is set at the cash consideration received by the Lloyds Banking Group for the sale of its stake in Visa Europe to Visa Inc in 2016.

LIBOR and other trading rates

In July 2014, the Lloyds Banking Group announced that it had reached settlements totalling £217 million (at 30 June 2014 exchange rates) to resolve with UK and US federal authorities legacy issues regarding the manipulation several years ago of Lloyds Banking Group companies’ submissions to the British Bankers’ Association (BBA) London Interbank Offered Rate (LIBOR) and Sterling Repo Rate. The Swiss Competition Commission concluded its investigation against Lloyds Bank plc in June 2019. The Lloyds Banking Group continues to cooperate with various other government and regulatory authorities, including a number of US State Attorneys General, in conjunction with their investigations into submissions made by panel members to the bodies that set LIBOR and various other interbank offered rates.

Certain Lloyds Banking Group companies, together with other panel banks, have also been named as defendants in private lawsuits, including purported class action suits, in the US in connection with their roles as panel banks contributing to the setting of US Dollar, Japanese Yen and Sterling LIBOR and the Australian BBSW Reference Rate. Certain of the plaintiffs’ claims have been dismissed by the US Federal Court for Southern District of New York (subject to appeals).

Certain Lloyds Banking Group companies are also named as defendants in (i) UK based claims; and (ii) two Dutch class actions, raising LIBOR manipulation allegations. A number of the claims against the Lloyds Banking Group in relation to the alleged mis-sale of interest rate hedging products also include allegations of LIBOR manipulation.

It is currently not possible to predict the scope and ultimate outcome on the Lloyds Banking Group of the various outstanding regulatory investigations not encompassed by the settlements, any private lawsuits or any related challenges to the interpretation or validity of any of the Lloyds Banking Group’s contractual arrangements, including their timing and scale.

Tax authorities

The Lloyds Banking Group has an open matter in relation to a claim for group relief of losses incurred in its former Irish banking subsidiary, which ceased trading on 31 December 2010. In 2013 HMRC informed the Lloyds Banking Group that their interpretation of the UK rules which allow the offset of such losses denies the claim for group relief of losses. If HMRC’s position is found to be correct, management estimate that this would result in an increase in current tax liabilities of approximately £700 million (including interest) and a reduction in deferred tax assets of approximately £250 million. The Lloyds Banking Group does not agree with HMRC’s position and, having taken appropriate advice, does not consider that this is a case where additional tax will ultimately fall due. There are a number of other open matters on which the Lloyds Bank Group is in discussion with HMRC (including the tax treatment of certain costs arising from the divestment of TSB Banking Group plc), none of which is expected to have a material impact on the financial position of the Lloyds Bank Group.

Mortgage arrears handling activities – FCA investigation

On 26 May 2016, the Lloyds Banking Group was informed that an enforcement team at the FCA had commenced an investigation in connection with the Lloyds Banking Group’s mortgage arrears handling activities. It is not currently possible to make a reliable assessment of any liability resulting from the investigation including any financial penalty.

Other legal actions and regulatory matters

In addition, during the ordinary course of business the Lloyds Bank Group is subject to other complaints and threatened or actual legal proceedings (including class or group action claims) brought by or on behalf of current or former employees, customers, investors or other third parties, as well as legal and regulatory reviews, challenges, investigations and enforcement actions, both in the UK and overseas. All such material matters are periodically reassessed, with the assistance of external professional advisers where appropriate, to determine the likelihood of the Lloyds Bank Group incurring a liability. In those instances where it is concluded that it is more likely than not that a payment will be made, a provision is established to management’s best estimate of the amount required at the relevant balance sheet date. In some cases it will not be possible to form a view, for example because the facts are unclear or because further time is needed properly to assess the merits of the case, and no provisions are held in relation to such matters. In these circumstances, specific disclosure in relation to a contingent liability will be made where material. However the Lloyds Bank Group does not currently expect the final outcome of any such case to have a material adverse effect on its financial position, operations or cash flows.

Contingent liabilities, commitments and guarantees arising from the banking business

	The Group		The Bank
	2019	2018	2019	2018
	£m	£m	£m	£m
Contingent liabilities
Acceptances and endorsements	17	32	16	31
Other:
Other items serving as direct credit substitutes	279	485	259	449
Performance bonds and other transaction-related contingencies	2,274	2,270	2,014	2,012
	2,553	2,755	2,273	2,461
Total contingent liabilities	2,570	2,787	2,289	2,492

	The Bank
	2019	2018
	£m	£m
Incurred on behalf of fellow Lloyds Banking Group undertakings	1	–

The contingent liabilities of the Group and the Bank arise in the normal course of banking business and it is not practicable to quantify their future financial effect.

	The Group		The Bank
	2019	2018	2019	2018
	£m	£m	£m	£m
Commitments and guarantees
Documentary credits and other short-term trade-related transactions	–	1	–	–
Forward asset purchases and forward deposits placed	171	731	157	684
Undrawn formal standby facilities, credit lines and other commitments to lend:
Less than 1 year original maturity:
Mortgage offers made	12,647	11,573	1,120	1,514
Other commitments and guarantees	78,306	77,995	29,608	31,255
	90,953	89,568	30,728	32,769
1 year or over original maturity	25,310	28,214	21,664	24,444
Total commitments and guarantees	116,434	118,514	52,549	57,897

	The Bank
	2019	2018
	£m	£m
Incurred on behalf of fellow Lloyds Banking Group undertakings	4,647	5,452

Of the amounts shown above in respect of undrawn formal standby facilities, credit lines and other commitments to lend £46,629 million (2018: £48,455 million) for the Group and £27,672 million (2018: £30,420 million) for the Bank were irrevocable.

Capital commitments

Excluding commitments of the Group in respect of investment property (note 22), capital expenditure contracted but not provided for at 31 December 2019 amounted to £405 million (2018: £370 million) for the Group and £2 million (2018: £1 million) for the Bank. Of this amount for the Group, £400 million (2018: £369 million) relates to assets to be leased to customers under operating leases. The Group’s management is confident that future net revenues and funding will be sufficient to cover these commitments.